STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006		Dec. 31, 2005
Minimum [Member]
Issued - Average Exercise Price	$ 0.0111		$ 0.0126						$ 0.102
Maximum [Member]
Issued - Average Exercise Price	$ 0.096		$ 0.3412						$ 0.336
Warrant One [Member]
Issued - Number of Shares									1,592,858
Shares	200,000
Warrant One [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.13
Warrant One [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.46
Warrant Two [Member]
Issued - Number of Shares							193,207
Shares	8,657,746
Issued - Average Exercise Price							$ 0.13
Warrant Three [Member]
Issued - Number of Shares					3,435,662
Shares	3,128,572
Warrant Three [Member] | Minimum [Member]
Issued - Average Exercise Price					$ 0.01
Warrant Three [Member] | Maximum [Member]
Issued - Average Exercise Price					$ 0.65
Warrant Four [Member]
Issued - Number of Shares			18,222,243
Shares	500,000
Warrant Four [Member] | Minimum [Member]
Issued - Average Exercise Price			$ 0.075
Warrant Four [Member] | Maximum [Member]
Issued - Average Exercise Price			$ 0.25
Warrant Five [Member]
Issued - Number of Shares	11,688,166
Shares	631,429
Warrant Five [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.10
Warrant Five [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.20
Warrant Six [Member]
Shares	12,133,999
Warrant Seven [Member]
Shares	500,000
Warrant [Member]
Issued - Number of Shares	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Shares	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Average Exercise Price	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Warrant [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.01
Warrant [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.65
Stock Options One [Member]
Issued - Number of Shares									993,292
Shares	1,414,280
Stock Options One [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.01
Stock Options One [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.35
Stock Options Two [Member]
Issued - Number of Shares							75,000		1,243,292
Shares	214,286
Issued - Average Exercise Price							$ 0.35
Stock Options Three [Member]
Issued - Number of Shares					1,210,000
Shares	9,300,000
Issued - Average Exercise Price					$ 0.15
Stock Options Four [Member]
Issued - Number of Shares			870,988
Shares	1,210,000
Issued - Average Exercise Price			$ 0.01
Stock Options Five [Member]
Issued - Number of Shares	9,514,286
Shares	525,000
Stock Options Five [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.07
Stock Options Five [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.08
Stock Option [Member]
Issued - Number of Shares	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Average Exercise Price	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Stock Option [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.01
Stock Option [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.35

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.